Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net interest income
Loans	SFr 1,277	SFr 1,265	SFr 1,488	SFr 2,542	SFr 3,130
Investment securities	0	0	2	0	3
Trading assets	1,109	1,314	1,566	2,423	3,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	311	341	391	652	936
Other	182	135	142	317	584
Interest and dividend income	2,879	3,055	3,589	5,934	7,884
Deposits	(38)	(51)	(299)	(89)	(860)
Short-term borrowings	(40)	(2)	(76)	(42)	(152)
Trading liabilities	(453)	(468)	(717)	(921)	(1,473)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(209)	(276)	(211)	(485)	(505)
Long-term debt	(660)	(543)	(657)	(1,203)	(1,541)
Other	(63)	(61)	(59)	(124)	(249)
Interest expense	(1,463)	(1,401)	(2,019)	(2,864)	(4,780)
Net interest income	SFr 1,416	SFr 1,654	SFr 1,570	3,070	3,104
Bank
Net interest income
Loans				2,514	3,113
Investment securities				0	3
Trading assets				2,424	3,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				652	936
Other				318	584
Interest and dividend income				5,908	7,867
Deposits				(84)	(857)
Short-term borrowings				1	(155)
Trading liabilities				(921)	(1,473)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(485)	(505)
Long-term debt				(1,182)	(1,522)
Other				(124)	(251)
Interest expense				(2,795)	(4,763)
Net interest income				SFr 3,113	SFr 3,104